Annual Total Returns- Precious Metals Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Precious Metals Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(24.86%)	(5.03%)	(46.96%)	(18.29%)	(31.18%)	63.03%	5.97%	(17.45%)	51.33%	32.96%